Trade Payables and Other Liabilities - Schedule of Explanation of Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,584	$ 1,983
Cash receipts in advance of satisfaction of performance obligations	782	381
Released to the consolidated statements of operations	(1,124)	(749)
Other	(12)	(31)
Ending contract liabilities balance	1,230	1,584
Current	718	840
Non-current	512	744
Total	1,230	1,584
Deferred revenue	775	618
Current unbilled account receivables, other	$ 15	$ 18